Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Impaired Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impaired Loans
Short-term modifications not classified as TDR	$ 45
GECC
Impaired Loans
Recorded investment in loans	5,275	6,880
Allowance for losses (specific reserves)	553	895
Non-impaired financing receivables	217,021	231,428
General reserves	4,361	4,091
GECC | Discounted Cash Flow
Impaired Loans
Recorded investment in loans	3,915	5,389
GECC | Collateral Value Method
Impaired Loans
Recorded investment in loans	1,360	1,491
GECC | Troubled Debt Restructuring
Impaired Loans
Total impaired loans	4,049
Changes In Loans Modified As Troubled Debt Restructurings	926	1,509
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	36	71
GECC | No Related Allowance
Impaired Loans
Recorded investment in loans	2,812	2,885
Unpaid principal balance	4,967	5,425
Average investment in loans	2,959	3,397
GECC | Related Allowance
Impaired Loans
Recorded investment in loans	2,463	3,995
Unpaid principal balance	3,232	4,520
Average investment in loans	3,304	4,204
Allowance for losses (specific reserves)	553	895
GECC | Commercial
Impaired Loans
Recorded investment in loans	3,095	3,892
Average investment in loans	3,596	4,445
Allowance for losses (specific reserves)	145	328
Interest income recognized	178	218
Interest income recognized on a cash basis	0	60
Non-impaired financing receivables	118,381	125,377
General reserves	758	677
GECC | Commercial | No Related Allowance
Impaired Loans
Recorded investment in loans	2,674	2,776
Unpaid principal balance	4,788	5,272
Average investment in loans	2,839	3,299
GECC | Commercial | Related Allowance
Impaired Loans
Recorded investment in loans	421	1,116
Unpaid principal balance	1,140	1,572
Average investment in loans	757	1,146
Allowance for losses (specific reserves)	145	328
GECC | Commercial | Other Financing Receivables [Member] | No Related Allowance
Impaired Loans
Recorded investment in loans	0	2
Unpaid principal balance	0	3
Average investment in loans	0	9
GECC | Commercial | Other Financing Receivables [Member] | Related Allowance
Impaired Loans
Recorded investment in loans	0	4
Unpaid principal balance	0	4
Average investment in loans	1	5
Allowance for losses (specific reserves)	0	0
GECC | Real Estate
Impaired Loans
Interest income recognized	0	0
Interest income recognized on a cash basis	0	135
Changes In Loans Modified As Troubled Debt Restructurings	0
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	0	0
GECC | Real Estate | Troubled Debt Restructuring
Impaired Loans
Total impaired loans	0	0
GECC | Real Estate | Modifications Classified As TDRs In Last Twelve Months
Impaired Loans
Total impaired loans	0	0
GECC | Consumer
Impaired Loans
Recorded investment in loans	2,180	2,988
Allowance for losses (specific reserves)	408	567
Interest income recognized	126	221
Interest income recognized on a cash basis	5	3
Changes In Loans Modified As Troubled Debt Restructurings	981
Loans Modified As Troubled Debt Restructuring That Have Subsequently Experienced Payment Default	102	266
Non-impaired financing receivables	98,640	106,051
General reserves	3,603	3,414
GECC | Consumer | Troubled Debt Restructuring
Impaired Loans
Total impaired loans	2,132	2,874
GECC | Consumer | No Related Allowance
Impaired Loans
Recorded investment in loans	138	109
Unpaid principal balance	179	153
Average investment in loans	120	98
GECC | Consumer | Related Allowance
Impaired Loans
Recorded investment in loans	2,042	2,879
Unpaid principal balance	2,092	2,948
Average investment in loans	2,547	3,058
Allowance for losses (specific reserves)	408	567
GECC | Consumer | Modifications Classified As TDRs In Last Twelve Months
Impaired Loans
Total impaired loans	981	1,441
GECC | Consumer | Impaired Loans
Impaired Loans
Unpaid principal balance	2,271
GECC | Consumer | Remaining Consumer Business
Impaired Loans
Allowance for losses (specific reserves)	401
GECC | Consumer | Remaining Consumer Business | Related Allowance
Impaired Loans
Total impaired loans	1,972
GECC | Consumer | Non US Consumer
Impaired Loans
Changes In Loans Modified As Troubled Debt Restructurings	506
GECC | Consumer | Credit Card Loans
Impaired Loans
Changes In Loans Modified As Troubled Debt Restructurings	475
GECC | Consumer | Consumer Other Portfolio [Member]
Impaired Loans
Allowance for losses (specific reserves)	7
GECC | Consumer | Consumer Other Portfolio [Member] | Related Allowance
Impaired Loans
Total impaired loans	70
GECC | Energy Financial Services | No Related Allowance
Impaired Loans
Recorded investment in loans	53	0
Unpaid principal balance	54	0
Average investment in loans	26	0
GECC | Energy Financial Services | Related Allowance
Impaired Loans
Recorded investment in loans	15	4
Unpaid principal balance	15	4
Average investment in loans	24	2
Allowance for losses (specific reserves)	12	1
GECC | GECAS | No Related Allowance
Impaired Loans
Recorded investment in loans	329	0
Unpaid principal balance	337	0
Average investment in loans	88	0
GECC | GECAS | Related Allowance
Impaired Loans
Recorded investment in loans	0	0
Unpaid principal balance	0	0
Average investment in loans	15	1
Allowance for losses (specific reserves)	0	0
GECC | CLL Americas | Troubled Debt Restructuring
Impaired Loans
Changes In Loans Modified As Troubled Debt Restructurings	515
GECC | CLL Americas | No Related Allowance
Impaired Loans
Recorded investment in loans	1,352	1,670
Unpaid principal balance	1,897	2,187
Average investment in loans	1,626	2,154
GECC | CLL Americas | Related Allowance
Impaired Loans
Recorded investment in loans	126	417
Unpaid principal balance	160	505
Average investment in loans	254	509
Allowance for losses (specific reserves)	28	96
GECC | CLL Americas | Impaired Loans | Troubled Debt Restructuring
Impaired Loans
Total impaired loans	1,031	1,770
GECC | CLL International | No Related Allowance
Impaired Loans
Recorded investment in loans	940	1,104
Unpaid principal balance	2,500	3,082
Average investment in loans	1,099	1,136
GECC | CLL International | Related Allowance
Impaired Loans
Recorded investment in loans	280	691
Unpaid principal balance	965	1,059
Average investment in loans	463	629
Allowance for losses (specific reserves)	105	231
GECC | Total CLL | No Related Allowance
Impaired Loans
Recorded investment in loans	2,292	2,774
Unpaid principal balance	4,397	5,269
Average investment in loans	2,725	3,290
GECC | Total CLL | Related Allowance
Impaired Loans
Recorded investment in loans	406	1,108
Unpaid principal balance	1,125	1,564
Average investment in loans	717	1,138
Allowance for losses (specific reserves)	133	327
GECC | Total CLL | Impaired Loans | Troubled Debt Restructuring
Impaired Loans
Total impaired loans	$ 1,869	$ 2,961